RIGHT-OF-USE ASSETS - Schedule of variable lease payments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
RIGHT-OF-USE ASSETS
Number of leases	307	260
Fixed payments	$ 45,843	$ 43,873
Variable payments	4,005	3,420
Total payments	$ 49,848	$ 47,293	$ 38,053
Minimum
RIGHT-OF-USE ASSETS
Variable lease payment (in percentage)	0.30%	0.25%
Maximum
RIGHT-OF-USE ASSETS
Variable lease payment (in percentage)	10.00%	8.00%
Office premises without variable lease payments
RIGHT-OF-USE ASSETS
Number of leases	10	6
Fixed payments	$ 457	$ 352
Total payments	$ 457	$ 352
Leases without variable lease payments
RIGHT-OF-USE ASSETS
Number of leases	225	193
Fixed payments	$ 25,298	$ 21,135
Total payments	$ 25,298	$ 21,135
Leases with variable lease payments
RIGHT-OF-USE ASSETS
Number of leases	72	61
Fixed payments	$ 20,088	$ 22,386
Variable payments	4,005	3,420
Total payments	$ 24,093	$ 25,806